SHARE-BASED COMPENSATION - Employee compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	$ (400)	$ 10,100
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	1,278	12,554
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	1,248	1,229
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	565	387
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	(502)	482
General and administrative expense | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash employee compensation expense	$ (33)	$ 10,456